CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	$ 4,152	$ 5,688	$ 5,655
Total non-current assets	11,701	13,560
Total current assets	2,850	2,499
Total assets	14,551	16,059
Equity	163	1,226
Total equity and liabilities	14,551	16,059
Veon Ltd.
Non-current assets
Intangible assets	8	10	9
Tangible fixed assets	8	15	4
Financial fixed assets	138	1,152	3,590
Total non-current assets	154	1,177	3,603
Total current assets	320	393	435
Total assets	474	1,570	4,038
Equity	163	1,226	3,670
Total liabilities	311	344	368
Total equity and liabilities	$ 474	$ 1,570	$ 4,038